Related party and Employee transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2011	December 31, 2012
	US$	US$
Advances to employees	20,750	133,377